Note 6 - Property and Equipment	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
6.	PROPERTY AND EQUIPMENT

	Computer and O ffice E quipment	Leasehold Improvements	Total
Cost, January 1, 2019	$97,875	$33,180	$131,055
Additions	450	-	450
Write off	(12,126)	-	(12,126)
Effect of foreign exchange	(1,109)	-	(1,109)
Cost, September 30 2019	$85,090	33,180	$118,270
Effect of foreign exchange	(262)	-	(262)
Cost, December 31, 2019	$84,828	$33,180	$118,008
Effect of foreign exchange	2,657	-	2,657
Cost, September 3 0 , 20 20	$87,485	$33,180	$120,665

Accumulated depreciation, January 1, 2019	$66,278	$11,613	$77,891
Charge for the period	4,602	5,807	10,409
Write off	(12,126)	-	(12,126)
Effect of foreign exchange	(356)	-	(356)
Accumulated depreciation, Sept. 30, 2019	$58,398	$17,420	$75,818
Charge for the period	1,993	5,806	7,799
Effect of foreign exchange	(824)	-	(824)
Accumulated depreciation, December 31, 2019	$59,567	$23,226	$82,793
Charge for the period	3,979	6,399	10,378
Effect of foreign exchange	323	-	323
Accumulated depreciation, Sept. 30, 2020	$63,869	$29,625	$93,494

Net book value, December 31, 2019	$25,261	$9,954	$35,215
Net book value, S eptember 30 , 20 20	23,616	$3,555	$27,171